SHORT TERM INVESTMENT - Schedule of short term investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term investments	¥ 134,146	$ 20,559	¥ 774,736
Time deposits
Short-term investments	¥ 134,146		593,954
Wealth management products
Short-term investments			¥ 180,782